Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Leasehold improvements
Property, Equipment and Software
Estimated useful lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Computers and electronic equipment | Minimum
Property, Equipment and Software
Estimated useful lives	3 years
Computers and electronic equipment | Maximum
Property, Equipment and Software
Estimated useful lives	5 years
Mechanical equipment
Property, Equipment and Software
Estimated useful lives	5 years
Mining equipment
Property, Equipment and Software
Estimated useful lives	1 year 6 months
Motor vehicles
Property, Equipment and Software
Estimated useful lives	5 years
Software
Property, Equipment and Software
Estimated useful lives	3 years